COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Employee Commitments [Table Text Block]
The details of the term and annual salary of our executive officers are as below:

Name	Title	Annual-base Salary			Term

Peng Zhang	Chief Executive Officer	RMB	180,000	$28,436	Till 2014
Li Wu	Director, Chief Financial Officer	RMB	132,000	$20,853	Till 2014
Wei Zhang	Executive President	RMB	120,000	$18,958	Till 2014
Jiaqing Ren	Vice President	RMB	120,000	$18,958	Till 2014
Xiang Bu	Manager	RMB	120,000	$18,958	Till 2014
Zhenyu Chen	Manager	RMB	120,000	$18,958	Till 2014
Xiaodong Ma	Manager	RMB	144,000	$22,749	Till 2014